Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000255144
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series SP
Trading Symbol	APSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series SP for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number	 1-888-877-9275.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series SP	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
AssetsNet	$ 27,273,947
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$27,273,947
# of portfolio holdings	176
Portfolio turnover rate	89%
Total advisory fees paid	$0

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Asset-backed securities	29.3
Corporate bonds and notes	24.1
Non-agency mortgage-backed securities	19.2
U.S. Treasury securities	12.3
Foreign government bonds	5.6
Yankee corporate bonds and notes	4.8
Yankee government bonds	2.3
Foreign corporate bonds and notes	2.1
Agency securities	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.50%, 2‑15‑2029	6.3
U.S. Treasury Notes, 3.63%, 8‑31‑2027	2.7
SWCH Commercial Mortgage Trust Series 2025-DATA Class C, 5.76%, 2‑15‑2042	1.7
RCKT Mortgage Trust Series 2024-CES2 Class A2, 6.39%, 4‑25‑2044	1.3
OneMain Financial Issuance Trust Series 2023-2A Class A2, 5.17%, 9‑15‑2036	1.3
Avant Loans Funding Trust Series 2024-REV1 Class B, 6.17%, 10‑15‑2033	1.3
BX Trust Series 2024-BIO Class A, 5.31%, 2‑15‑2041	1.3
Venture 44 CLO Ltd. Series 2021-44A Class A1NR, 4.81%, 10‑20‑2034	1.3
Vital Care Issuer LLC Series 2025-1A Class A2, 6.74%, 1‑30‑2056	1.2
U.S. Treasury Notes, 3.50%, 3‑15‑2029	1.2

C000089469
Shareholder Report [Line Items]
Fund Name	Diversified Capital Builder Fund
Class Name	Class A
Trading Symbol	EKBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$57	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%	[2]
AssetsNet	$ 1,936,932,064
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 5,331,813
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,936,932,064
# of portfolio holdings	99
Portfolio turnover rate	15%
Total advisory fees paid	$5,331,813

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Common stocks	87.0
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Micron Technology, Inc.	4.7
Advanced Micro Devices, Inc.	3.8
Amphenol Corp. Class A	3.6
Curtiss-Wright Corp.	3.3
Marvell Technology, Inc.	3.0
Cheniere Energy, Inc.	2.9
Targa Resources Corp.	2.8
Teledyne Technologies, Inc.	2.8
SLB Ltd.	2.7
Baker Hughes Co. Class A	2.5

C000089471
Shareholder Report [Line Items]
Fund Name	Diversified Capital Builder Fund
Class Name	Class C
Trading Symbol	EKBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$97	1.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.81%	[3]
AssetsNet	$ 1,936,932,064
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 5,331,813
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,936,932,064
# of portfolio holdings	99
Portfolio turnover rate	15%
Total advisory fees paid	$5,331,813

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Common stocks	87.0
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Micron Technology, Inc.	4.7
Advanced Micro Devices, Inc.	3.8
Amphenol Corp. Class A	3.6
Curtiss-Wright Corp.	3.3
Marvell Technology, Inc.	3.0
Cheniere Energy, Inc.	2.9
Targa Resources Corp.	2.8
Teledyne Technologies, Inc.	2.8
SLB Ltd.	2.7
Baker Hughes Co. Class A	2.5

C000089472
Shareholder Report [Line Items]
Fund Name	Diversified Capital Builder Fund
Class Name	Institutional Class
Trading Symbol	EKBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$40	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[4]
AssetsNet	$ 1,936,932,064
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 5,331,813
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,936,932,064
# of portfolio holdings	99
Portfolio turnover rate	15%
Total advisory fees paid	$5,331,813

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Common stocks	87.0
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Micron Technology, Inc.	4.7
Advanced Micro Devices, Inc.	3.8
Amphenol Corp. Class A	3.6
Curtiss-Wright Corp.	3.3
Marvell Technology, Inc.	3.0
Cheniere Energy, Inc.	2.9
Targa Resources Corp.	2.8
Teledyne Technologies, Inc.	2.8
SLB Ltd.	2.7
Baker Hughes Co. Class A	2.5

C000089465
Shareholder Report [Line Items]
Fund Name	Diversified Income Builder Fund
Class Name	Class A
Trading Symbol	EKSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$42	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[5]
AssetsNet	$ 513,080,622
Holdings Count | Holding	452
Advisory Fees Paid, Amount	$ 681,926
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$513,080,622
# of portfolio holdings	452
Portfolio turnover rate	30%
Total advisory fees paid	$681,926

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	35.5
Common stocks	31.1
Investment companies	11.3
Yankee corporate bonds and notes	10.5
Foreign corporate bonds and notes	6.6
Municipal obligations	2.8
Loans	1.5
Preferred stocks	0.6
Asset-backed securities	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
iShares 3-7 Year Treasury Bond ETF	3.6
iShares 1-3 Year Treasury Bond ETF	3.2
iShares MSCI Brazil ETF	2.5
NVIDIA Corp.	1.2
Apple, Inc.	0.9
Alphabet, Inc. Class A	0.9
Microsoft Corp.	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	0.7
Sompo Holdings, Inc.	0.6
Broadcom, Inc.	0.5

C000089467
Shareholder Report [Line Items]
Fund Name	Diversified Income Builder Fund
Class Name	Class C
Trading Symbol	EKSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$80	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.59%	[6]
AssetsNet	$ 513,080,622
Holdings Count | Holding	452
Advisory Fees Paid, Amount	$ 681,926
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$513,080,622
# of portfolio holdings	452
Portfolio turnover rate	30%
Total advisory fees paid	$681,926

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	35.5
Common stocks	31.1
Investment companies	11.3
Yankee corporate bonds and notes	10.5
Foreign corporate bonds and notes	6.6
Municipal obligations	2.8
Loans	1.5
Preferred stocks	0.6
Asset-backed securities	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
iShares 3-7 Year Treasury Bond ETF	3.6
iShares 1-3 Year Treasury Bond ETF	3.2
iShares MSCI Brazil ETF	2.5
NVIDIA Corp.	1.2
Apple, Inc.	0.9
Alphabet, Inc. Class A	0.9
Microsoft Corp.	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	0.7
Sompo Holdings, Inc.	0.6
Broadcom, Inc.	0.5

C000205250
Shareholder Report [Line Items]
Fund Name	Diversified Income Builder Fund
Class Name	Class R6
Trading Symbol	EKSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[7]
AssetsNet	$ 513,080,622
Holdings Count | Holding	452
Advisory Fees Paid, Amount	$ 681,926
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$513,080,622
# of portfolio holdings	452
Portfolio turnover rate	30%
Total advisory fees paid	$681,926

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	35.5
Common stocks	31.1
Investment companies	11.3
Yankee corporate bonds and notes	10.5
Foreign corporate bonds and notes	6.6
Municipal obligations	2.8
Loans	1.5
Preferred stocks	0.6
Asset-backed securities	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
iShares 3-7 Year Treasury Bond ETF	3.6
iShares 1-3 Year Treasury Bond ETF	3.2
iShares MSCI Brazil ETF	2.5
NVIDIA Corp.	1.2
Apple, Inc.	0.9
Alphabet, Inc. Class A	0.9
Microsoft Corp.	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	0.7
Sompo Holdings, Inc.	0.6
Broadcom, Inc.	0.5

C000089468
Shareholder Report [Line Items]
Fund Name	Diversified Income Builder Fund
Class Name	Institutional Class
Trading Symbol	EKSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[8]
AssetsNet	$ 513,080,622
Holdings Count | Holding	452
Advisory Fees Paid, Amount	$ 681,926
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$513,080,622
# of portfolio holdings	452
Portfolio turnover rate	30%
Total advisory fees paid	$681,926

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	35.5
Common stocks	31.1
Investment companies	11.3
Yankee corporate bonds and notes	10.5
Foreign corporate bonds and notes	6.6
Municipal obligations	2.8
Loans	1.5
Preferred stocks	0.6
Asset-backed securities	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
iShares 3-7 Year Treasury Bond ETF	3.6
iShares 1-3 Year Treasury Bond ETF	3.2
iShares MSCI Brazil ETF	2.5
NVIDIA Corp.	1.2
Apple, Inc.	0.9
Alphabet, Inc. Class A	0.9
Microsoft Corp.	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	0.7
Sompo Holdings, Inc.	0.6
Broadcom, Inc.	0.5

C000020165
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	SENAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$54	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.13%	[9]
AssetsNet	$ 571,313,402
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,267,183
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$571,313,402
# of portfolio holdings	51
Portfolio turnover rate	27%
Total advisory fees paid	$2,267,183

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	33.6
Consumer discretionary	18.8
Health care	17.4
Information technology	16.1
Communication services	8.4
Utilities	3.4
Financials	2.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Vertiv Holdings Co. Class A	5.0
Quanta Services, Inc.	4.2
Cloudflare, Inc. Class A	3.5
Vistra Corp.	3.4
Cencora, Inc.	3.2
Marriott International, Inc. Class A	3.1
Viking Holdings Ltd.	3.1
Live Nation Entertainment, Inc.	2.9
Monolithic Power Systems, Inc.	2.8
Axon Enterprise, Inc.	2.7

C000150666
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	WENRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%	[10]
AssetsNet	$ 571,313,402
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,267,183
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$571,313,402
# of portfolio holdings	51
Portfolio turnover rate	27%
Total advisory fees paid	$2,267,183

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	33.6
Consumer discretionary	18.8
Health care	17.4
Information technology	16.1
Communication services	8.4
Utilities	3.4
Financials	2.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Vertiv Holdings Co. Class A	5.0
Quanta Services, Inc.	4.2
Cloudflare, Inc. Class A	3.5
Vistra Corp.	3.4
Cencora, Inc.	3.2
Marriott International, Inc. Class A	3.1
Viking Holdings Ltd.	3.1
Live Nation Entertainment, Inc.	2.9
Monolithic Power Systems, Inc.	2.8
Axon Enterprise, Inc.	2.7

C000020164
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WFEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$41	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[11]
AssetsNet	$ 571,313,402
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,267,183
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$571,313,402
# of portfolio holdings	51
Portfolio turnover rate	27%
Total advisory fees paid	$2,267,183

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	33.6
Consumer discretionary	18.8
Health care	17.4
Information technology	16.1
Communication services	8.4
Utilities	3.4
Financials	2.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Vertiv Holdings Co. Class A	5.0
Quanta Services, Inc.	4.2
Cloudflare, Inc. Class A	3.5
Vistra Corp.	3.4
Cencora, Inc.	3.2
Marriott International, Inc. Class A	3.1
Viking Holdings Ltd.	3.1
Live Nation Entertainment, Inc.	2.9
Monolithic Power Systems, Inc.	2.8
Axon Enterprise, Inc.	2.7

C000020162
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Administrator Class
Trading Symbol	WFDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$55	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%	[12]
AssetsNet	$ 807,593,695
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,267,599
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$807,593,695
# of portfolio holdings	72
Portfolio turnover rate	49%
Total advisory fees paid	$3,267,599

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	34.8
Health care	24.0
Information technology	18.6
Consumer discretionary	14.0
Financials	3.3
Real estate	2.0
Communication services	1.9
Utilities	1.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Comfort Systems USA, Inc.	3.4
Carpenter Technology Corp.	2.5
RBC Bearings, Inc.	2.3
Modine Manufacturing Co.	2.3
Liberty Live Holdings, Inc. Class C	2.2
Construction Partners, Inc. Class A	2.2
Curtiss-Wright Corp.	2.2
Bloom Energy Corp. Class A	2.2
Viavi Solutions, Inc.	2.1
Insmed, Inc.	2.1

C000053345
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Class A
Trading Symbol	WFDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$57	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.18%	[13]
AssetsNet	$ 807,593,695
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,267,599
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$807,593,695
# of portfolio holdings	72
Portfolio turnover rate	49%
Total advisory fees paid	$3,267,599

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	34.8
Health care	24.0
Information technology	18.6
Consumer discretionary	14.0
Financials	3.3
Real estate	2.0
Communication services	1.9
Utilities	1.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Comfort Systems USA, Inc.	3.4
Carpenter Technology Corp.	2.5
RBC Bearings, Inc.	2.3
Modine Manufacturing Co.	2.3
Liberty Live Holdings, Inc. Class C	2.2
Construction Partners, Inc. Class A	2.2
Curtiss-Wright Corp.	2.2
Bloom Energy Corp. Class A	2.2
Viavi Solutions, Inc.	2.1
Insmed, Inc.	2.1

C000130040
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Class R6
Trading Symbol	WFDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%	[14]
AssetsNet	$ 807,593,695
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,267,599
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$807,593,695
# of portfolio holdings	72
Portfolio turnover rate	49%
Total advisory fees paid	$3,267,599

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	34.8
Health care	24.0
Information technology	18.6
Consumer discretionary	14.0
Financials	3.3
Real estate	2.0
Communication services	1.9
Utilities	1.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Comfort Systems USA, Inc.	3.4
Carpenter Technology Corp.	2.5
RBC Bearings, Inc.	2.3
Modine Manufacturing Co.	2.3
Liberty Live Holdings, Inc. Class C	2.2
Construction Partners, Inc. Class A	2.2
Curtiss-Wright Corp.	2.2
Bloom Energy Corp. Class A	2.2
Viavi Solutions, Inc.	2.1
Insmed, Inc.	2.1

C000035582
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WFDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$43	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%	[15]
AssetsNet	$ 807,593,695
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,267,599
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$807,593,695
# of portfolio holdings	72
Portfolio turnover rate	49%
Total advisory fees paid	$3,267,599

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	34.8
Health care	24.0
Information technology	18.6
Consumer discretionary	14.0
Financials	3.3
Real estate	2.0
Communication services	1.9
Utilities	1.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Comfort Systems USA, Inc.	3.4
Carpenter Technology Corp.	2.5
RBC Bearings, Inc.	2.3
Modine Manufacturing Co.	2.3
Liberty Live Holdings, Inc. Class C	2.2
Construction Partners, Inc. Class A	2.2
Curtiss-Wright Corp.	2.2
Bloom Energy Corp. Class A	2.2
Viavi Solutions, Inc.	2.1
Insmed, Inc.	2.1

C000020143
Shareholder Report [Line Items]
Fund Name	Common Stock Fund
Class Name	Class A
Trading Symbol	SCSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$60	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[16]
AssetsNet	$ 576,953,039
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,407,059
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$576,953,039
# of portfolio holdings	97
Portfolio turnover rate	44%
Total advisory fees paid	$2,407,059

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	26.9
Information technology	17.4
Financials	15.1
Health care	14.1
Consumer discretionary	8.9
Materials	7.6
Real estate	4.5
Energy	2.6
Communication services	1.5
Utilities	1.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
ON Semiconductor Corp.	2.2
Kirby Corp.	1.9
Marvell Technology, Inc.	1.8
QXO, Inc.	1.8
WESCO International, Inc.	1.7
Dynatrace, Inc.	1.6
API Group Corp.	1.6
HealthEquity, Inc.	1.6
Ameris Bancorp	1.6
Littelfuse, Inc.	1.6

C000130039
Shareholder Report [Line Items]
Fund Name	Common Stock Fund
Class Name	Class R6
Trading Symbol	SCSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$41	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[17]
AssetsNet	$ 576,953,039
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,407,059
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$576,953,039
# of portfolio holdings	97
Portfolio turnover rate	44%
Total advisory fees paid	$2,407,059

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	26.9
Information technology	17.4
Financials	15.1
Health care	14.1
Consumer discretionary	8.9
Materials	7.6
Real estate	4.5
Energy	2.6
Communication services	1.5
Utilities	1.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
ON Semiconductor Corp.	2.2
Kirby Corp.	1.9
Marvell Technology, Inc.	1.8
QXO, Inc.	1.8
WESCO International, Inc.	1.7
Dynatrace, Inc.	1.6
API Group Corp.	1.6
HealthEquity, Inc.	1.6
Ameris Bancorp	1.6
Littelfuse, Inc.	1.6

C000092784
Shareholder Report [Line Items]
Fund Name	Common Stock Fund
Class Name	Institutional Class
Trading Symbol	SCNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[18]
AssetsNet	$ 576,953,039
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,407,059
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$576,953,039
# of portfolio holdings	97
Portfolio turnover rate	44%
Total advisory fees paid	$2,407,059

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	26.9
Information technology	17.4
Financials	15.1
Health care	14.1
Consumer discretionary	8.9
Materials	7.6
Real estate	4.5
Energy	2.6
Communication services	1.5
Utilities	1.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
ON Semiconductor Corp.	2.2
Kirby Corp.	1.9
Marvell Technology, Inc.	1.8
QXO, Inc.	1.8
WESCO International, Inc.	1.7
Dynatrace, Inc.	1.6
API Group Corp.	1.6
HealthEquity, Inc.	1.6
Ameris Bancorp	1.6
Littelfuse, Inc.	1.6

C000122977
Shareholder Report [Line Items]
Fund Name	Income Plus Fund
Class Name	Class A
Trading Symbol	WSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[19]
AssetsNet	$ 205,693,313
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 185,656
InvestmentCompanyPortfolioTurnover	208.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$205,693,313
# of portfolio holdings	449
Portfolio turnover rate	208%
Total advisory fees paid	$185,656

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	5.5
AA/Aa	35.6
A/A	12.8
BBB/Baa	19.8
BB/Ba	15.1
B/B	7.0
CCC/Caa and below	2.4
Not rated	1.4
Other	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Table Summary
Agency securities	24.5
Corporate bonds and notes	23.5
Foreign government bonds	17.8
Foreign corporate bonds and notes	10.1
Yankee corporate bonds and notes	7.7
Asset-backed securities	5.6
U.S. Treasury securities	5.0
Yankee government bonds	2.2
Non-agency mortgage-backed securities	2.1
Loans	0.7
Investment companies	0.7
Common stocks	0.1

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
GNMA, 5.50%, 4‑21‑2056	8.8
FNMA, 5.00%, 4‑13‑2056	6.6
FNMA, 6.00%, 4‑13‑2056	6.4
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	3.2
Italy, 2.20%, 2‑28‑2028	2.0
Brazil, 10.00%, 1‑1‑2031	2.0
Spain, 2.60%, 5‑31‑2031	2.0
French Republic, 2.70%, 2‑25‑2031	2.0
FHLMC, 5.50%, 10‑1‑2054	2.0
Colombia TES, 5.75%, 11‑3‑2027	2.0

C000122976
Shareholder Report [Line Items]
Fund Name	Income Plus Fund
Class Name	Institutional Class
Trading Symbol	WSINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[20]
AssetsNet	$ 205,693,313
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 185,656
InvestmentCompanyPortfolioTurnover	208.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$205,693,313
# of portfolio holdings	449
Portfolio turnover rate	208%
Total advisory fees paid	$185,656

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	5.5
AA/Aa	35.6
A/A	12.8
BBB/Baa	19.8
BB/Ba	15.1
B/B	7.0
CCC/Caa and below	2.4
Not rated	1.4
Other	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Table Summary
Agency securities	24.5
Corporate bonds and notes	23.5
Foreign government bonds	17.8
Foreign corporate bonds and notes	10.1
Yankee corporate bonds and notes	7.7
Asset-backed securities	5.6
U.S. Treasury securities	5.0
Yankee government bonds	2.2
Non-agency mortgage-backed securities	2.1
Loans	0.7
Investment companies	0.7
Common stocks	0.1

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
GNMA, 5.50%, 4‑21‑2056	8.8
FNMA, 5.00%, 4‑13‑2056	6.6
FNMA, 6.00%, 4‑13‑2056	6.4
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	3.2
Italy, 2.20%, 2‑28‑2028	2.0
Brazil, 10.00%, 1‑1‑2031	2.0
Spain, 2.60%, 5‑31‑2031	2.0
French Republic, 2.70%, 2‑25‑2031	2.0
FHLMC, 5.50%, 10‑1‑2054	2.0
Colombia TES, 5.75%, 11‑3‑2027	2.0

C000020246
Shareholder Report [Line Items]
Fund Name	Index Asset Allocation Fund
Class Name	Administrator Class
Trading Symbol	WFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[21]
AssetsNet	$ 1,157,135,553
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 3,636,170
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,157,135,553
# of portfolio holdings	610
Portfolio turnover rate	3%
Total advisory fees paid	$3,636,170

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Neutral Allocation	Effective AllocationFootnote Reference1
Stock Funds	60.0	61.0
Bond Funds	40.0	39.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	4.5
Apple, Inc.	4.0
Microsoft Corp.	2.9
Amazon.com, Inc.	2.2
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.9
U.S. Treasury Bonds, 6.13%, 8‑15‑2029	1.8
Alphabet, Inc. Class A	1.8
U.S. Treasury Notes, 1.38%, 11‑15‑2031	1.7
Broadcom, Inc.	1.6
U.S. Treasury Bonds, 6.38%, 8‑15‑2027	1.4

C000020243
Shareholder Report [Line Items]
Fund Name	Index Asset Allocation Fund
Class Name	Class A
Trading Symbol	SFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$53	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%	[22]
AssetsNet	$ 1,157,135,553
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 3,636,170
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,157,135,553
# of portfolio holdings	610
Portfolio turnover rate	3%
Total advisory fees paid	$3,636,170

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Neutral Allocation	Effective AllocationFootnote Reference1
Stock Funds	60.0	61.0
Bond Funds	40.0	39.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	4.5
Apple, Inc.	4.0
Microsoft Corp.	2.9
Amazon.com, Inc.	2.2
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.9
U.S. Treasury Bonds, 6.13%, 8‑15‑2029	1.8
Alphabet, Inc. Class A	1.8
U.S. Treasury Notes, 1.38%, 11‑15‑2031	1.7
Broadcom, Inc.	1.6
U.S. Treasury Bonds, 6.38%, 8‑15‑2027	1.4

C000020245
Shareholder Report [Line Items]
Fund Name	Index Asset Allocation Fund
Class Name	Class C
Trading Symbol	WFALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$90	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.82%	[23]
AssetsNet	$ 1,157,135,553
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 3,636,170
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,157,135,553
# of portfolio holdings	610
Portfolio turnover rate	3%
Total advisory fees paid	$3,636,170

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Neutral Allocation	Effective AllocationFootnote Reference1
Stock Funds	60.0	61.0
Bond Funds	40.0	39.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	4.5
Apple, Inc.	4.0
Microsoft Corp.	2.9
Amazon.com, Inc.	2.2
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.9
U.S. Treasury Bonds, 6.13%, 8‑15‑2029	1.8
Alphabet, Inc. Class A	1.8
U.S. Treasury Notes, 1.38%, 11‑15‑2031	1.7
Broadcom, Inc.	1.6
U.S. Treasury Bonds, 6.38%, 8‑15‑2027	1.4

C000176625
Shareholder Report [Line Items]
Fund Name	Index Asset Allocation Fund
Class Name	Institutional Class
Trading Symbol	WFATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[24]
AssetsNet	$ 1,157,135,553
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 3,636,170
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,157,135,553
# of portfolio holdings	610
Portfolio turnover rate	3%
Total advisory fees paid	$3,636,170

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Neutral Allocation	Effective AllocationFootnote Reference1
Stock Funds	60.0	61.0
Bond Funds	40.0	39.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	4.5
Apple, Inc.	4.0
Microsoft Corp.	2.9
Amazon.com, Inc.	2.2
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.9
U.S. Treasury Bonds, 6.13%, 8‑15‑2029	1.8
Alphabet, Inc. Class A	1.8
U.S. Treasury Notes, 1.38%, 11‑15‑2031	1.7
Broadcom, Inc.	1.6
U.S. Treasury Bonds, 6.38%, 8‑15‑2027	1.4

C000020159
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Administrator Class
Trading Symbol	WOFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$45	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%	[25]
AssetsNet	$ 1,685,182,416
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 6,425,944
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,685,182,416
# of portfolio holdings	74
Portfolio turnover rate	21%
Total advisory fees paid	$6,425,944

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	30.2
Industrials	14.6
Financials	14.0
Communication services	11.6
Consumer discretionary	10.3
Health care	9.5
Materials	3.3
Utilities	2.5
Real estate	2.4
Consumer staples	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	6.5
Alphabet, Inc. Class C	6.0
Microsoft Corp.	5.7
Apple, Inc.	4.9
NVIDIA Corp.	4.4
Meta Platforms, Inc. Class A	4.2
Mastercard, Inc. Class A	2.8
Marvell Technology, Inc.	2.5
Charles Schwab Corp.	2.4
Regal Rexnord Corp.	2.1

C000020160
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Class A
Trading Symbol	SOPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$54	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%	[26]
AssetsNet	$ 1,685,182,416
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 6,425,944
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,685,182,416
# of portfolio holdings	74
Portfolio turnover rate	21%
Total advisory fees paid	$6,425,944

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	30.2
Industrials	14.6
Financials	14.0
Communication services	11.6
Consumer discretionary	10.3
Health care	9.5
Materials	3.3
Utilities	2.5
Real estate	2.4
Consumer staples	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	6.5
Alphabet, Inc. Class C	6.0
Microsoft Corp.	5.7
Apple, Inc.	4.9
NVIDIA Corp.	4.4
Meta Platforms, Inc. Class A	4.2
Mastercard, Inc. Class A	2.8
Marvell Technology, Inc.	2.5
Charles Schwab Corp.	2.4
Regal Rexnord Corp.	2.1

C000219846
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Class R6
Trading Symbol	WOFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$35	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[27]
AssetsNet	$ 1,685,182,416
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 6,425,944
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,685,182,416
# of portfolio holdings	74
Portfolio turnover rate	21%
Total advisory fees paid	$6,425,944

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	30.2
Industrials	14.6
Financials	14.0
Communication services	11.6
Consumer discretionary	10.3
Health care	9.5
Materials	3.3
Utilities	2.5
Real estate	2.4
Consumer staples	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	6.5
Alphabet, Inc. Class C	6.0
Microsoft Corp.	5.7
Apple, Inc.	4.9
NVIDIA Corp.	4.4
Meta Platforms, Inc. Class A	4.2
Mastercard, Inc. Class A	2.8
Marvell Technology, Inc.	2.5
Charles Schwab Corp.	2.4
Regal Rexnord Corp.	2.1

C000092786
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Institutional Class
Trading Symbol	WOFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[28]
AssetsNet	$ 1,685,182,416
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 6,425,944
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,685,182,416
# of portfolio holdings	74
Portfolio turnover rate	21%
Total advisory fees paid	$6,425,944

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	30.2
Industrials	14.6
Financials	14.0
Communication services	11.6
Consumer discretionary	10.3
Health care	9.5
Materials	3.3
Utilities	2.5
Real estate	2.4
Consumer staples	1.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	6.5
Alphabet, Inc. Class C	6.0
Microsoft Corp.	5.7
Apple, Inc.	4.9
NVIDIA Corp.	4.4
Meta Platforms, Inc. Class A	4.2
Mastercard, Inc. Class A	2.8
Marvell Technology, Inc.	2.5
Charles Schwab Corp.	2.4
Regal Rexnord Corp.	2.1

C000020178
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Administrator Class
Trading Symbol	WFMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$53	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[29]
AssetsNet	$ 12,838,100,163
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 43,724,208
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$12,838,100,163
# of portfolio holdings	67
Portfolio turnover rate	18%
Total advisory fees paid	$43,724,208

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.8
Information technology	13.9
Financials	11.3
Health care	10.1
Materials	9.8
Energy	8.7
Utilities	8.7
Consumer discretionary	5.9
Consumer staples	5.8
Real estate	2.9
Communication services	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
American Electric Power Co., Inc.	3.4
Keysight Technologies, Inc.	3.4
Labcorp Holdings, Inc.	3.2
FirstEnergy Corp.	3.1
Church & Dwight Co., Inc.	2.8
Republic Services, Inc. Class A	2.8
Baker Hughes Co. Class A	2.7
Qnity Electronics, Inc.	2.5
Fifth Third Bancorp	2.3
RPM International, Inc.	2.3

C000053347
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Class A
Trading Symbol	WFPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$57	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[30]
AssetsNet	$ 12,838,100,163
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 43,724,208
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$12,838,100,163
# of portfolio holdings	67
Portfolio turnover rate	18%
Total advisory fees paid	$43,724,208

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.8
Information technology	13.9
Financials	11.3
Health care	10.1
Materials	9.8
Energy	8.7
Utilities	8.7
Consumer discretionary	5.9
Consumer staples	5.8
Real estate	2.9
Communication services	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
American Electric Power Co., Inc.	3.4
Keysight Technologies, Inc.	3.4
Labcorp Holdings, Inc.	3.2
FirstEnergy Corp.	3.1
Church & Dwight Co., Inc.	2.8
Republic Services, Inc. Class A	2.8
Baker Hughes Co. Class A	2.7
Qnity Electronics, Inc.	2.5
Fifth Third Bancorp	2.3
RPM International, Inc.	2.3

C000053348
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Class C
Trading Symbol	WFPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$95	1.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.87%	[31]
AssetsNet	$ 12,838,100,163
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 43,724,208
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$12,838,100,163
# of portfolio holdings	67
Portfolio turnover rate	18%
Total advisory fees paid	$43,724,208

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.8
Information technology	13.9
Financials	11.3
Health care	10.1
Materials	9.8
Energy	8.7
Utilities	8.7
Consumer discretionary	5.9
Consumer staples	5.8
Real estate	2.9
Communication services	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
American Electric Power Co., Inc.	3.4
Keysight Technologies, Inc.	3.4
Labcorp Holdings, Inc.	3.2
FirstEnergy Corp.	3.1
Church & Dwight Co., Inc.	2.8
Republic Services, Inc. Class A	2.8
Baker Hughes Co. Class A	2.7
Qnity Electronics, Inc.	2.5
Fifth Third Bancorp	2.3
RPM International, Inc.	2.3

C000130041
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	WFPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[32]
AssetsNet	$ 12,838,100,163
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 43,724,208
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$12,838,100,163
# of portfolio holdings	67
Portfolio turnover rate	18%
Total advisory fees paid	$43,724,208

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.8
Information technology	13.9
Financials	11.3
Health care	10.1
Materials	9.8
Energy	8.7
Utilities	8.7
Consumer discretionary	5.9
Consumer staples	5.8
Real estate	2.9
Communication services	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
American Electric Power Co., Inc.	3.4
Keysight Technologies, Inc.	3.4
Labcorp Holdings, Inc.	3.2
FirstEnergy Corp.	3.1
Church & Dwight Co., Inc.	2.8
Republic Services, Inc. Class A	2.8
Baker Hughes Co. Class A	2.7
Qnity Electronics, Inc.	2.5
Fifth Third Bancorp	2.3
RPM International, Inc.	2.3

C000020179
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[33]
AssetsNet	$ 12,838,100,163
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 43,724,208
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$12,838,100,163
# of portfolio holdings	67
Portfolio turnover rate	18%
Total advisory fees paid	$43,724,208

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.8
Information technology	13.9
Financials	11.3
Health care	10.1
Materials	9.8
Energy	8.7
Utilities	8.7
Consumer discretionary	5.9
Consumer staples	5.8
Real estate	2.9
Communication services	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
American Electric Power Co., Inc.	3.4
Keysight Technologies, Inc.	3.4
Labcorp Holdings, Inc.	3.2
FirstEnergy Corp.	3.1
Church & Dwight Co., Inc.	2.8
Republic Services, Inc. Class A	2.8
Baker Hughes Co. Class A	2.7
Qnity Electronics, Inc.	2.5
Fifth Third Bancorp	2.3
RPM International, Inc.	2.3

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